Related Party Transactions - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction
Donations	¥ 3.2	¥ 3.5	¥ 2.8
Shanghai Dingnuo Technology Ltd
Related Party Transaction
Service fees paid	¥ 5.5	¥ 9.2	¥ 6.0